Leases - Summary of Changes in Assets Subject to Operating Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes In Assets Subject To Operating Lease [Abstract]
Beginning balance	₩ 3,285,926	₩ 2,590,457
Acquisition	1,463,419	1,336,203
Disposal	(262,184)	(202,542)
Depreciation	(587,148)	(462,394)
Others	22,831	24,202
Ending balance	₩ 3,922,844	₩ 3,285,926